Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 2, 2012
Registrant Name	dei_EntityRegistrantName	MANAGERS TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000879947
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct 2, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary): | Managers AMG Chicago Equity Partners Balanced Fund
MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

Filed pursuant to Rule 497(e)
File Nos. 033-43089 and 811-06431

MANAGERS TRUST II

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

Supplement dated October 2, 2012 to the

Prospectus dated May 1, 2012, as supplemented July 1, 2012, July 16, 2012 and September 25, 2012

and Statement of Additional Information dated May 1, 2012, as supplemented September 25, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG Chicago Equity Partners Balanced Fund (the “Fund”), a series of Managers Trust II (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated and supplemented as noted above.

Effective immediately, the description of the Fund’s principal investment strategies is modified to reflect the fact that the Fund’s Subadvisor, Chicago Equity Partners, LLC, may no longer typically construct the Fund’s portfolio to be generally neutral in terms of style tilts, industry weightings, and market capitalization.

At a meeting held on September 20-21, the Trust’s Board of Trustees approved the changes described below for the share classes of the Fund. In all cases the changes maintain or lower the expense ratios to affected shareholders.

Renaming Class A Shares as Investor Class Shares

Effective immediately after the close of business (4:00 PM EST) on November 30, 2012 (the “Closure Time”), the Fund will rename Class A shares as “Investor Class” shares and amend the features of the share class to conform to the features of other Investor Class shares in the Managers Family of Funds. These changes include eliminating the front-end sales loads, contingent deferred sales charges (“CDSCs”) and finder’s fees associated with sales of the share class. Investments in Investor Class shares of the Fund after the Closure Time will be subject to the fees and expenses applicable to Investor Class shares described in the then current prospectus.

Closing Class C Shares and Converting to Investor Class Shares

Effective as of the Closure Time, Class C shares of the Fund will be closed to all investors and will no longer be available for purchase. Immediately after the renaming of Class A shares to Investor Class shares described above (the “Conversion Time”), all outstanding Class C shares of the Fund will automatically convert to Investor Class shares of the Fund.

As of the Closure Time, Class C shares of the Fund will be closed to all investors and will no longer be available for purchase, including purchases by exchange. As of the Conversion Time, each shareholder’s outstanding Class C shares of the Fund will automatically convert to a number of full and/or fractional Investor Class shares of the Fund equal in value to the shareholder’s Class C shares of the Fund as of the Conversion Time (the “Investor Class Conversion”). The Investor Class Conversion will be effected without the imposition of front-end or deferred sales charges, and, accordingly, there will be no change in the overall value of a shareholder’s shares as of the Conversion Time resulting from the Investor Class Conversion. Investments in Investor Class shares of the Fund after the Conversion Time will be subject to the fees and expenses applicable to Investor Class shares described in the then current prospectus. Shareholders may redeem Class C shares of the Fund at any time until the Conversion Time without being subject to the deferred sales charges described in the Prospectus.

Creating New Service Class Shares

In connection with the share class changes described above, the Trust’s Board of Trustees also approved the establishment of a new class of shares for the Fund, to be designated as Service Class shares. Consistent with the features of other Service Class shares in the Managers Family of Funds, shareholders of the new Service Class shares of the Fund may pay shareholder servicing fees of up to 0.10% of the average daily net assets of the Service Class shares for shareholder servicing provided to shareholder accounts by financial intermediaries, such as broker-dealers, banks and trust companies. Shareholders of the new Service Class shares will not bear any distribution and service (12b-1) fees. It is currently anticipated that the Service Class shares of the Fund will commence operations on or following December 1, 2012.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
Managers AMG Chicago Equity Partners Balanced Fund (Prospectus Summary): | Managers AMG Chicago Equity Partners Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND
Supplement Text	ck0000879947_SupplementTextBlock

Filed pursuant to Rule 497(e)
File Nos. 033-43089 and 811-06431

MANAGERS TRUST II

MANAGERS AMG CHICAGO EQUITY PARTNERS BALANCED FUND

Supplement dated October 2, 2012 to the

Prospectus dated May 1, 2012, as supplemented July 1, 2012, July 16, 2012 and September 25, 2012

and Statement of Additional Information dated May 1, 2012, as supplemented September 25, 2012

The following information supplements and supersedes any information to the contrary relating to Managers AMG Chicago Equity Partners Balanced Fund (the “Fund”), a series of Managers Trust II (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), each dated and supplemented as noted above.

Effective immediately, the description of the Fund’s principal investment strategies is modified to reflect the fact that the Fund’s Subadvisor, Chicago Equity Partners, LLC, may no longer typically construct the Fund’s portfolio to be generally neutral in terms of style tilts, industry weightings, and market capitalization.

At a meeting held on September 20-21, the Trust’s Board of Trustees approved the changes described below for the share classes of the Fund. In all cases the changes maintain or lower the expense ratios to affected shareholders.

Renaming Class A Shares as Investor Class Shares

Effective immediately after the close of business (4:00 PM EST) on November 30, 2012 (the “Closure Time”), the Fund will rename Class A shares as “Investor Class” shares and amend the features of the share class to conform to the features of other Investor Class shares in the Managers Family of Funds. These changes include eliminating the front-end sales loads, contingent deferred sales charges (“CDSCs”) and finder’s fees associated with sales of the share class. Investments in Investor Class shares of the Fund after the Closure Time will be subject to the fees and expenses applicable to Investor Class shares described in the then current prospectus.

Closing Class C Shares and Converting to Investor Class Shares

Effective as of the Closure Time, Class C shares of the Fund will be closed to all investors and will no longer be available for purchase. Immediately after the renaming of Class A shares to Investor Class shares described above (the “Conversion Time”), all outstanding Class C shares of the Fund will automatically convert to Investor Class shares of the Fund.

As of the Closure Time, Class C shares of the Fund will be closed to all investors and will no longer be available for purchase, including purchases by exchange. As of the Conversion Time, each shareholder’s outstanding Class C shares of the Fund will automatically convert to a number of full and/or fractional Investor Class shares of the Fund equal in value to the shareholder’s Class C shares of the Fund as of the Conversion Time (the “Investor Class Conversion”). The Investor Class Conversion will be effected without the imposition of front-end or deferred sales charges, and, accordingly, there will be no change in the overall value of a shareholder’s shares as of the Conversion Time resulting from the Investor Class Conversion. Investments in Investor Class shares of the Fund after the Conversion Time will be subject to the fees and expenses applicable to Investor Class shares described in the then current prospectus. Shareholders may redeem Class C shares of the Fund at any time until the Conversion Time without being subject to the deferred sales charges described in the Prospectus.

Creating New Service Class Shares

In connection with the share class changes described above, the Trust’s Board of Trustees also approved the establishment of a new class of shares for the Fund, to be designated as Service Class shares. Consistent with the features of other Service Class shares in the Managers Family of Funds, shareholders of the new Service Class shares of the Fund may pay shareholder servicing fees of up to 0.10% of the average daily net assets of the Service Class shares for shareholder servicing provided to shareholder accounts by financial intermediaries, such as broker-dealers, banks and trust companies. Shareholders of the new Service Class shares will not bear any distribution and service (12b-1) fees. It is currently anticipated that the Service Class shares of the Fund will commence operations on or following December 1, 2012.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Managers AMG Chicago Equity Partners Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEAX
Managers AMG Chicago Equity Partners Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBECX
Managers AMG Chicago Equity Partners Balanced Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBEYX